Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
40. Subsequent events
The Group has evaluated subsequent events through March 19, 2026 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting as defined in IAS 10.
Effective January 1, 2026, the Group implemented previously announced changes to its leadership structure, following a succession planning process carried out by the Board of Directors. Ermenegildo “Gildo” Zegna, previously Group Chairman and Chief Executive Officer, assumed the role of Group Executive Chairman. Gianluca Tagliabue, previously Group Chief Financial Officer and Chief Operating Officer, assumed the role of acting Group Chief Executive Officer, pending his appointment as an Executive Director by the 2026 annual general meeting of the Company’s shareholders, when Mr. Tagliabue is expected to assume the role of Group Chief Executive Officer. Gian Franco Santhià, previously Group Control & Chief Accounting Officer, was appointed Group Chief Financial Officer. In addition, Edoardo and Angelo Zegna were appointed Co‑CEOs of the ZEGNA brand.
On February 28, 2026, geopolitical tensions in the Middle East escalated following military actions in the region. The Group has direct operations in certain Middle Eastern markets. The situation continues to evolve, and the potential effects on the Group, and the luxury goods sector more broadly, remain uncertain.
On March 19, 2026, the Board of Directors of the Company proposed to make a dividend distribution of €0.12 per share to holders of the Company’s ordinary shares, corresponding to a total dividend distribution of approximately €32.2 million. The dividend proposal is subject to the finalization and adoption of the annual statutory accounts of the Company (provided that the distribution is permitted under Dutch law) and to the approval of the Company’s shareholders at the 2026 annual general meeting, which is expected to be held on June 26, 2026.